Consolidated Statement of Changes in Stockholders' (Deficit) Equity - USD ($)	Total	LightTouch Vein & Laser Inc	Preferred Stock	Common Stock	Common Stock LightTouch Vein & Laser Inc	Additional Paid In Capital	Additional Paid In Capital LightTouch Vein & Laser Inc	Accumulated Deficit	Accumulated Deficit LightTouch Vein & Laser Inc
Balance at Dec. 31, 2012	$ (122,149)				$ 419		$ 7,142,744		$ (7,265,312)
Balance, Shares at Dec. 31, 2012					418,895
Net loss	(26,611)	$ (26,611)							(26,611)
Balance at Dec. 31, 2013	(148,760)	(148,760)			$ 419		$ 7,142,744		(7,291,923)
Balance, Shares at Dec. 31, 2013					418,895
Net loss	(25,772)	(25,772)							(25,772)
Balance at Dec. 31, 2014	$ 379,091	(174,532)		$ 46,255	$ 419	$ 485,745	$ 7,142,744	$ (152,909)	(7,317,695)
Balance, Shares at Dec. 31, 2014				46,255,000	418,895
Balance at Mar. 21, 2014
Balance, Shares at Mar. 21, 2014
Common stock issued to founders	$ 43,005			$ 43,005
Common stock issued to founders, shares				43,005,000
Common stock issued for cash	450,000			$ 2,250		$ 447,750
Common stock issued for cash, Shares				2,250,000
Contributed capital	(28,995)					28,995
Common stock issued for services	10,000			$ 1,000		$ 9,000
Common stock issued for services, Shares				1,000,000
Net loss	(152,909)							$ (152,909)
Balance at Dec. 31, 2014	379,091	(174,532)		$ 46,255	$ 419	$ 485,745	$ 7,142,744	$ (152,909)	$ (7,317,695)
Balance, Shares at Dec. 31, 2014				46,255,000	418,895
Recapitalization	23,238			$ 1,887		21,351
Recapitalization, Shares				1,886,612
Common stock issued for services	410,000			$ 4,218		405,782
Common stock issued for services, Shares				4,217,933
Common stock and warrants issued for cash, net of derivative liability	286,292			$ 3,080		283,212
Common stock and warrants issued for cash, net of derivative liability, Shares				3,080,000
Common stock issued for acquisition	$ 350,000			$ 1,750		348,250
Common stock issued for acquisition, Shares				1,750,000
Cancellation of founder's shares				$ 10,800		$ 10,800
Cancellation of founder's shares, Shares				10,800,000
Net loss	$ (1,461,939)	$ (26,611)						$ (1,461,939)
Balance at Dec. 31, 2015	$ (13,318)			$ 46,390		$ 1,555,140		$ (1,614,848)
Balance, Shares at Dec. 31, 2015				46,389,545